Investing Activities (Tables)	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Investments [Table Text Block]

	Ownership Interest at December 31, 2021	December 31,
		2021	2020
		(Millions)
Equity method:
Appalachia Midstream Investments	(1)	$3,056	$3,087
RMM	50%	401	421
OPPL	50%	388	395
Blue Racer	50%	377	357
Discovery	60%	328	352
Laurel Mountain	69%	226	219
Gulfstream	50%	215	204
Other	Various	130	124
		5,121	5,159
Other		6	—
		$5,127	$5,159
___________
(1)Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 66 percent interest.
Contributions [Table Text Block]
Purchases of and contributions to equity-method investments
We generally fund our portion of significant expansion or development projects of these investees through additional capital contributions. These transactions increased the carrying value of our investments and included:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Appalachia Midstream Investments	$84	$116	$140
Gulfstream	26	3	3
Blue Racer (1)	3	157	28
Laurel Mountain	2	5	36
Targa Train 7	—	6	43
RMM	—	—	145
Brazos Permian II	—	—	18
Other	—	38	40
	$115	$325	$453
___________
(1)See previous discussion in the section Acquisition of additional interests in BRMH above.

Dividends and distributions [Table Text Block]
Dividends and distributions
The organizational documents of entities in which we have an equity-method investment generally require distribution of available cash to members on at least a quarterly basis. These transactions reduced the carrying value of our investments and included:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Appalachia Midstream Investments	$433	$357	$293
Gulfstream	90	93	86
Blue Racer (1)	47	47	42
RMM	45	39	38
Discovery	44	21	41
Laurel Mountain	33	31	30
OPPL	26	50	77
Other	39	15	50
	$757	$653	$657
___________
(1)See previous discussion in the section Acquisition of additional interests in BRMH above.

Realized Gain (Loss) on Investments [Table Text Block]
The following table presents certain items reflected in Other investing income (loss) – net in the Consolidated Statement of Income:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Gain (loss) on deconsolidation of businesses	$—	$—	$(29)
Gain on disposition of Jackalope	—	—	122
Other	7	8	14
Other investing income (loss) – net	$7	$8	$107

Summarized Financial Position and Results of Operations of Equity Method Investments [Table Text Block]
Summarized Financial Position and Results of Operations of All Equity-Method Investments

	December 31,
	2021	2020
	(Millions)
Assets (liabilities):
Current assets	$743	$630
Noncurrent assets	13,211	13,424
Current liabilities	(435)	(312)
Noncurrent liabilities	(3,774)	(3,884)

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Gross revenue	$4,688	$2,625	$2,490
Operating income	1,191	508	685
Net income	1,006	459	598